Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2015
Commitments and Contingencies [Abstract]
Schedule of guaranteed in bank loans of unrelated third-parties
Name of parties being guaranteed	Guaranteed amount	Guarantee expiration date

Pingdingshan Yushi Automobile Accessory Sales Co., Ltd	$1,307,200	February 9, 2016
Pingdingshan Hongdayuan Trading Co., Ltd	980,400	May 22, 2015
Pingdingshan Tiangangxing Material Co., Ltd	817,000	August 4, 2015
Total	$3,104,600